Share-based Payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	4,141	3,748
Number of options granted	1,562	1,829
Number of options, Exercised during the period	(1,497)	(1,368)
Number of options, Forfeited during the period	(65)	(68)
Number of options, Outstanding at end of year	4,141	4,141
Number of options, Exercisable at end of year		91
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	200	282
Number of options granted	179	109
Number of options, Exercised during the period	(142)	(175)
Number of options, Forfeited during the period	(14)	(16)
Number of options, Outstanding at end of year	223	200
Number of options, Exercisable at end of year	1	4